First Variable Life Insurance Company
10 Post Office Square - 12th Floor
Boston, MA 02109


May 8, 1997

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, DC  20549


Re:   First Variable Annuity Fund E
      File Nos.  33-86738 and 811-4092
___________________________________________________________


Dear Sir/Madam:

     On behalf of the above captioned Registrant and pursuant to Securities Act Rule 497(j), we hereby certify that the prospectus and Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the Registrant's Post-Effective Amendment No. 3 (File No. 33-86738), which Amendment has been filed electronically.

If you have any questions, please feel free to contact the undersigned.


Sincerely,


s/ Arnold R. Bergman
Arnold R. Bergman
Vice President - Legal & Administration